Property and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 4 – Property and equipment, net

Property and equipment, net consist of the following:

	June 30, 2025	June 30, 2024
Leasehold improvement	$620,625	$623,804
Office furniture, equipment and others	88,736	79,772
Motor vehicles	363,340	222,323
Total	1,072,701	925,899
Less: accumulated depreciation	(857,267)	(784,165)
Total	$215,434	$141,734

Depreciation expense for the years ended June 30, 2025, 2024 and 2023, amounted to approximately $77,692, $305,780 and $293,135, respectively.

During the years ended June 30, 2025, 2024 and 2023, there was a loss on disposal of property and equipment amounted to approximately nil, nil and $1,415 respectively.